Average Annual Total Returns - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 60%	Nov. 29, 2024
Fidelity Asset Manager 60% | Return Before Taxes
Average Annual Return:
Past 1 year	14.81%
Past 5 years	8.54%
Past 10 years	6.28%
Fidelity Asset Manager 60% | After Taxes on Distributions
Average Annual Return:
Past 1 year	14.13%
Past 5 years	7.63%
Past 10 years	5.24%
Fidelity Asset Manager 60% | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.98%
Past 5 years	6.51%
Past 10 years	4.68%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0595
Average Annual Return:
Past 1 year	15.22%
Past 5 years	8.26%
Past 10 years	6.42%